Income tax and social contribution (Details 1) (Detail) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Deferred tax
Deferred tax		R$ (132,125)	R$ 14,714	R$ (5,794)
Included in the statement of income		(226,521)	(146,839)	20,508
Other Deferred Income Tax Expense Benefit		21
Deferred tax		(358,625)	(132,125)	14,714
Tax losses
Deferred tax
Deferred tax		2,911	4,014	1,487
Included in the statement of income		(2,077)	(1,103)	2,527
Deferred tax		834	2,911	4,014
Tax credit
Deferred tax
Deferred tax		2,173	2,524	2,885
Included in the statement of income		2,005	(351)	(361)
Deferred tax		4,178	2,173	2,524
Technological inovation
Deferred tax
Deferred tax	[1]	(83,179)	(56,777)	(41,192)
Included in the statement of income	[1]	(23,485)	(26,402)	(15,585)
Deferred tax	[1]	(106,664)	(83,179)	(56,777)
Other temporary differences - ASSETS
Deferred tax
Deferred tax		64,715	83,268	32,642
Included in the statement of income		41,333	(18,553)	50,626
Other Deferred Income Tax Expense Benefit		21
Deferred tax		106,069	64,715	83,268
Other Temporary Differences - LIABILITY
Deferred tax
Deferred tax		(118,745)	(18,315)	(1,616)
Included in the statement of income		(244,297)	(100,430)	(16,699)
Deferred tax		R$ (363,042)	R$ (118,745)	R$ (18,315)

[1]	The main temporary differences representing the balance of the deferred tax liability refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of property and equipment.